Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of
Trustees of
FT Vest Hedged Equity Income
Fund: Series A3
In planning and performing our audit
of the financial statements of FT
Vest Hedged Equity Income Fund:
Series A3 (the "Fund") as of and for
the year ended December 31, 2025,
in accordance with the auditing
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB) and auditing
standards generally accepted in the
United States of America (GAAS),
we considered the Fund's internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Fund's
internal control over financial
reporting.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling
this responsibility, estimates and
judgments by management are
required to assess the expected
benefits and related costs of
controls. A company's internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding the
reliability of financial reporting and
the preparation of financial
statements for external purposes in
accordance with U.S. generally
accepted accounting principles. A
company's internal control over
financial reporting includes those
policies and procedures that (1)
pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of the
assets of the company; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit preparation of
financial statements in accordance
with U.S. generally accepted
accounting principles, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and trustees of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect on
the financial statements.
Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or a
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a material
misstatement of the Fund's annual
or interim financial statements will
not be prevented or detected on a
timely basis.
Our consideration of the Fund's
internal control over financial
reporting was for the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
auditing standards established by
the PCAOB or under GAAS.
However, we noted no deficiencies
in the Fund's internal control over
financial reporting and its operation,
including controls over safeguarding
securities, that we consider to be a
material weakness as defined above
as of December 31, 2025.
This report is intended solely for the
information and use of management
and the Board of Trustees of FT
Vest Hedged Equity Income Fund:
Series A3 and the Securities and
Exchange Commission and is not
intended to be and should not be
used by anyone other than these
specified parties.

/s/ Ernst & Young LLP
Chicago, Illinois
February 27, 2026